Warrants - Summary of Warrant Activity (Detail) - Common Stock Warrants [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Outstanding, Beginning Balance	1,662,124	1,662,124	1,787,124
Grants	0	265,000	0
Exercises	0	0	0
Expirations/cancellations	0	0	(125,000)
Outstanding, Ending balance	1,927,124	1,927,124	1,662,124